Share-based payment (Details 1) - Partners Plan [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	36,943,996	36,291,760
New	21,395,758	14,583,318
Delivered	(9,226,877)	(11,652,700)
Cancelled	(859,065)	(2,278,382)
Closing balance	48,253,812	36,943,996
Weighted average of remaining contractual life (years)	2.21	1.80
Market value weighted average	$ 22.22	$ 16.71